Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues	$ 1,636		$ 3,515
Cost of sales	(1,751)		(3,186)
Gross (loss) profit	(115)		329
Operating expense:
Selling, general and administrative	(12,072)	(2,900)	(28,171)	(5,702)
Operating loss	(12,187)	(2,900)	(27,842)	(5,702)
Other income (expense):
Interest (expense) income, net	(821)	525	(1,526)	1,019
Other (expense) income, net	(124)		1,171	250
Provision for credit losses		(5,059)		(5,529)
Change in fair value of financial instruments	1,671	(33,457)	(423,556)	(48,925)
Loss on foreign currency	(500)		(521)
Loss before income taxes	(11,961)	(40,891)	(452,274)	(58,887)
Income tax benefit	51		51
Net loss	$ (11,910)	$ (40,891)	$ (452,223)	$ (58,887)
Net loss per share attributable to common stockholders
Basic (in Dollars per share)	$ (0.02)	$ (0.09)	$ (0.73)	$ (0.13)
Diluted (in Dollars per share)	$ (0.02)	$ (0.09)	$ (0.73)	$ (0.13)
Weighted average shares of common stock
Basic (in Shares)	621,762,506	454,712,290	617,779,981	454,712,290
Diluted (in Shares)	621,762,506	454,712,290	617,779,981	454,712,290